Segment and revenue information - Revenue and Gross Profit (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment		2
Revenue	$ 4,625	$ 94,973	$ 54,067	$ 41,693
Cost of goods sold	(1,254)	(36,764)	(17,456)	(13,018)
Gross profit	3,371	58,209	36,611	28,675
Selling expenses	(9,011)	(33,668)	(12,722)	(8,247)
Administrative expenses	709	47,495	20,102	26,609
Research and development expenses	(1,676)	(22,141)	(9,632)	(4,845)
Other operating loss	310	443	475	363
Operating loss	(7,715)	(44,652)	(5,370)	(10,663)
Interest expense	27	2,048	6,631	6,592
Foreign exchange gain / (loss)	242	1,874	5,455	18
Other financial income / (expense)		(1,719)	(713)	(1,293)
Loss before tax	(7,500)	(46,545)	(7,259)	(18,530)
Income tax	(332)	8,206	479	652
Net loss for the period (Attributable to shareholders of the Parent)	(7,832)	(38,339)	(6,780)	(17,878)
Knilo HoldCo AB (Successor Parent)
Disclosure of operating segments [line items]
Revenue		94,973	54,067	41,693
Income tax		(8,206)	(479)	(652)
Knilo HoldCo AB (Successor Parent) | Kit
Disclosure of operating segments [line items]
Revenue		26,797	14,759	11,067
Total segment revenue		26,797	14,759	11,067
Cost of goods sold		(4,112)	(2,671)	(2,430)
Gross profit		22,685	12,088	8,637
Knilo HoldCo AB (Successor Parent) | Services
Disclosure of operating segments [line items]
Revenue		60,221	34,404	27,739
Total segment revenue		60,221	34,404	27,739
Cost of goods sold		(28,299)	(12,114)	(9,146)
Gross profit		31,922	22,290	18,593
Knilo HoldCo AB (Successor Parent) | Operating segments
Disclosure of operating segments [line items]
Revenue		87,018	49,163	38,806
Total segment revenue		87,018	49,163	38,806
Cost of goods sold		(32,411)	(14,785)	(11,576)
Gross profit		54,607	34,378	27,230
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated
Disclosure of operating segments [line items]
Revenue		7,955	4,904	2,887
Total segment revenue		7,955	4,904	2,887
Cost of goods sold		(4,353)	(2,671)	(1,442)
Gross profit		3,602	2,233	1,445
Knilo HoldCo AB (Successor Parent) | Consolidated
Disclosure of operating segments [line items]
Revenue		94,973	54,067	41,693
Total segment revenue		94,973	54,067	41,693
Cost of goods sold		(36,764)	(17,456)	(13,018)
Gross profit		$ 58,209	$ 36,611	$ 28,675
Nexttobe AB (Predecessor Parent)
Disclosure of operating segments [line items]
Revenue	4,625
Income tax	332
Nexttobe AB (Predecessor Parent) | Kit
Disclosure of operating segments [line items]
Revenue	1,829
Total segment revenue	1,829
Cost of goods sold	(106)
Gross profit	1,723
Nexttobe AB (Predecessor Parent) | Services
Disclosure of operating segments [line items]
Revenue	2,480
Total segment revenue	2,480
Cost of goods sold	(938)
Gross profit	1,542
Nexttobe AB (Predecessor Parent) | Operating segments
Disclosure of operating segments [line items]
Revenue	4,309
Total segment revenue	4,309
Cost of goods sold	(1,044)
Gross profit	3,265
Nexttobe AB (Predecessor Parent) | Corporate / Unallocated
Disclosure of operating segments [line items]
Revenue	316
Total segment revenue	316
Cost of goods sold	(210)
Gross profit	106
Nexttobe AB (Predecessor Parent) | Consolidated
Disclosure of operating segments [line items]
Revenue	4,625
Total segment revenue	4,625
Cost of goods sold	(1,254)
Gross profit	$ 3,371